Condensed Financial Information of the Parent Company (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	¥ 534,643,942	¥ 860,908,711	¥ 532,672,757
Other operating assets	197,658,322	(138,548,636)	(289,327,710)
Other operating liabilities	(283,008,921)	205,466,514	691,081,484
Net cash provided by operating activities	1,299,113,604	1,324,785,868	1,286,649,584
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost paid of RMB51,967,702 in 2018		313,779,783
Net cash provided by financing activities	(7,695,705,050)	(2,548,924)	9,256,740,263
Net increase in cash and cash equivalents	(1,460,137,705)	1,971,498,464	959,497,192
Cash and cash equivalents at the beginning of year	3,161,657,934	1,190,360,385	233,138,588
Effect of exchange rate change on cash and cash equivalents	3,836,195	(200,915)	(2,275,395)
Cash and cash equivalents at the end of year	1,705,356,424	3,161,657,934	1,190,360,385
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	(4,424,505)	(5,672)
Other operating assets	(316,693,899)
Other operating liabilities	3,248,087	7,311
Net cash provided by operating activities	(317,870,317)	1,639
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost paid of RMB51,967,702 in 2018		321,930,733
Net cash provided by financing activities		321,930,733
Net increase in cash and cash equivalents	(317,870,317)	321,932,372
Cash and cash equivalents at the beginning of year	319,807,618
Effect of exchange rate change on cash and cash equivalents	5,255,576	(2,124,754)
Cash and cash equivalents at the end of year	¥ 7,192,877	¥ 319,807,618